Average Annual Total Returns	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class C Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class I Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class R6 One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class R6 Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class R6 Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class R6 Inception Date	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I Ten Years
Total	5.53%	1.10%	1.81%	3.27%	1.47%	2.84%	1.09%	(0.08%)	1.22%	1.88%	0.50%	1.50%	4.91%	1.38%	2.56%	7.07%	2.42%	3.44%	7.00%	2.41%	3.43%	Jun. 30, 2023	6.40%	2.25%	3.03%	3.62%	1.00%	2.76%	3.62%	1.00%	2.75%	3.57%	1.49%	2.95%	5.48%	0.91%	2.49%	7.45%	1.92%	3.35%